STATEMENTS OF CONSOLIDATED AND COMBINED CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ (112,149)	$ (23,516)	$ (636,063)	$ 151,332	$ 26,997
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, and amortization	91,798	57,679	314,193	184,717	138,672
Impairment of proved oil and natural gas properties	251,347		432,116	6,600	28,871
(Gain) loss on derivatives	(251,208)	59,993	(749,843)	(29,533)	(29,323)
Cash settlements (paid) received on expired derivative instruments	91,985	(13,309)
Cash settlements (paid) received on derivative instruments			20,559	30,403	72,045
Cash settlements on terminated derivatives	27,063		5,326
Premiums paid for derivatives	(27,063)		(6,065)		(411)
Loss on extinguishment of debt			30,248
Amortization of deferred financing costs	2,515	1,899	7,436	8,343	3,584
Accretion of senior notes net discount	599	713	2,501	554
Amortization of investment premium			0	0	194
Accretion of asset retirement obligations	1,757	1,521	6,306	5,581	5,009
Amortization of equity awards	3,827	1,295	10,678	3,557	1,423
(Gain) loss on sale of properties		(110)	3,057	(85,621)	(9,761)
Non-cash compensation expense	10,224		916,218	1,057
Exploration costs			14,953	181	6,980
Deferred income tax expense (benefit)	43,188		100,230	76	(312)
Changes in operating assets and liabilities:
Accounts receivable	13,719	(3,951)	(17,635)	(15,758)	(7,382)
Prepaid expenses and other assets	(561)	2,832	(7,424)	(2,986)	(1,574)
Payables and accrued liabilities	25,875	18,895	21,208	19,320	5,392
Other	(1,100)		8,272
Net cash provided by operating activities	171,816	103,941	476,271	277,823	240,404
Cash flows from investing activities:
Acquisitions of oil and natural gas properties	(3,305)	(173,000)	(1,177,670)	(105,762)	(360,678)
Additions to oil and gas properties	(160,994)	(134,200)	(674,396)	(360,015)	(273,334)
Additions to other property and equipment	(1,947)	(31)	(17,067)	(2,670)	(2,674)
Additions to restricted investments	(1,426)	(826)	(3,976)	(5,361)	(4,599)
Deposits for property acquisitions			(215)
Decrease (increase) in restricted cash			49,946	(49,347)	(3)
Proceeds from the sale of oil and natural gas properties			6,700	155,712	34,521
Other		(304)	(301)		29
Net cash used in investing activities	(167,672)	(308,361)	(1,816,979)	(367,443)	(606,738)
Cash flows from financing activities:
Advances on revolving credit facilities	270,000	343,000	2,746,800	1,132,755	619,450
Payments on revolving credit facilities	(148,000)	(79,000)	(2,457,900)	(1,766,037)	(251,569)
Proceeds from the issuances of senior notes			1,092,425	1,031,563
Redemption of senior notes			(351,808)
Borrowings under second lien credit facility				325,000
Redemption of second lien credit facility			(328,282)
Deferred financing costs	(10)	(1,162)	(30,334)	(41,175)	(3,501)
Proceeds from changes in ownership interests in MEMP				135,012
Repurchased shares under repurchase program			(161)
Restricted MEMP units returned to plan			(1,012)
Purchase of additional interests in consolidated subsidiaries			(3,292)	(15,135)
Contributions from previous owners				1,214	44,072
Distributions to the Funds				(732,362)
Distributions to noncontrolling interests	(46,239)	(31,085)	(149,084)	(78,083)	(15,208)
Distributions made by previous owners				(4,005)	(28,772)
Cash retained by previous owners				(7,909)
Other	(7)	(7)	320	455
Net cash provided by financing activities	(5,590)	166,218	1,268,945	117,950	361,761
Net change in cash and cash equivalents	(1,446)	(38,202)	(71,763)	28,330	(4,573)
Cash and cash equivalents, beginning of period	5,958	77,721	77,721	49,391	53,964
Cash and cash equivalents, end of period	4,512	39,519	5,958	77,721	49,391
Supplemental cash flows:
Cash paid for interest, net of capitalized interest	39,203	8,838
Cash paid for taxes	2,055		838	168	22
Noncash investing and financing activities:
Change in capital expenditures in payables and accrued liabilities	4,589	10,668	31,771	41,017	17,158
Assumptions of asset retirement obligations related to properties acquired or drilled	39	433	5,420	4,227	7,962
Accounts receivable related to acquisitions and divestitures		3,879
Natural Gas Partners [Member]
Cash flows from financing activities:
Contributions from NGP affiliates related to sale of properties		1,165	1,165	2,013	45,158
Distribution to NGP affiliates related to purchase of assets		(66,693)	(66,693)	(355,494)	(242,174)
Distribution to NGP affiliates related to sale of assets, net of cash received		$ (66,693)	(32,770)
MRD Holdco LLC [Member]
Cash flows from financing activities:
Distributions to MRD Holdco			(59,803)
MEMP [Member]
Cash flows from financing activities:
Repayment of senior notes	(2,914)
Costs incurred in conjunction with initial public offering			(12,510)	(21,066)	(8,268)
Proceeds from MEMP public offering			553,288	$ 511,204	$ 202,573
Repurchased shares under repurchase program	(28,420)		(11,531)
MRD [Member]
Cash flows from financing activities:
Proceeds from initial public offering			408,500
Costs incurred in conjunction with initial public offering			(28,373)
Repurchased shares under repurchase program	$ (50,000)		$ (161)